RISK MANAGEMENT - Offset of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ 10,555,666	$ 7,700,392
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	10,555,666	7,700,392
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(11,223,878)	(8,108,672)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(1,067,933)	(119,566)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(1,736,145)	(527,846)
Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	1,105,723	1,509,201
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,105,723	1,509,201
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(179,437)	(103,784)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(202,140)	(119,566)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	724,146	1,285,851
IFRS Repurchase Agreements [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	9,449,943	6,191,191
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	9,449,943	6,191,191
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(11,044,441)	(8,004,888)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(865,793)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ (2,460,291)	$ (1,813,697)